TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ 391	$ 334	$ 513
Deferred taxes expense	0	420	97
Taxes in respect of previous years	16	122	0
Write off of prepaid and withholding taxes	1,388	875	1,066
Change in expense associated with tax positions for current year	100	100	500
Income Tax Expense (Benefit)	$ 1,895	$ 1,851	$ 2,176